[GRAPHIC]




      [LOGO]
     FORUM
     FUNDS

 SEMI-ANNUAL REPORT
 SEPTEMBER 30, 1997

 Investors Bond Fund

 TaxSaver Bond Fund

  Maine Municipal
     Bond Fund

   New Hampshire
     Bond Fund

Payson Balanced Fund

 Payson Value Fund

              TABLE OF CONTENTS
                                      Page

A Message to Our Shareholders....           1

FINANCIAL STATEMENTS OF THE FORUM
  FUNDS

Schedules of Investments:

  Investors Bond Fund............           4

  TaxSaver Bond Fund.............           5

  Maine Municipal Bond Fund......           7

  New Hampshire Bond Fund........          12

  Payson Balanced Fund...........          15

  Payson Value Fund..............          17

Notes to Schedule of
  Investments....................          19

Statements of Assets and
  Liabilities....................          20

Statements of Operations.........          21

Statements of Changes in Net
  Assets.........................          22

Financial Highlights.............          24

Notes to Financial Statements....          27

FORUM FUNDS-REGISTERED TRADEMARK-

INVESTORS BOND FUND                  SHAREHOLDER INQUIRIES
TAXSAVER BOND FUND                   Forum Financial Corp.
MAINE MUNICIPAL BOND FUND            P.O. Box 446
NEW HAMPSHIRE BOND FUND              Portland, Maine 04112
PAYSON BALANCED FUND                 207-879-0001
PAYSON VALUE FUND

                                                                          [LOGO]
                                                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
Dear Investor,
    Forum Funds is pleased to present this semi-annual report for the period ended September 30, 1997. We take this opportunity to provide our investors with financial highlights of the period and to share our perspective on the economy.
    Since our annual report in March, assets in the balanced and equity funds have increased from slightly over $31 million net to over $40 million. The total net assets for the six Forum Funds in this semi-annual report now stand at over $125 million.
    During our reporting period both the stock and bond markets have continued to perform extraordinarily well. The S&P 500 total return, which surpassed 25%, is above the norm from a historical perspective. Market valuations have led us to assume a cautious attitude in previous reports to you. During the period covered by this semi-annual report, however, we have been gratified by the market's reaction to the positive tone of the economy.
    Investors have benefited from solid performance by all the Forum Funds. It is worth noting that the Payson Balanced Fund performed exceptionally well versus its benchmark during the period, providing investors a total return of 21.43%, excluding the impact of sales charges. In contrast, its benchmark, the Morningstar Balanced Fund Average, had a total return of 17.55% during the same period.
    It should be understood that all the returns in this semi-annual report reflect the relatively short period of six months. The Forum Funds, however, take a long term view of investing. Given the volatile nature of the stock and bond markets, we once again urge you to remain focused on your longer term investment objectives rather than short term market shifts. We will continue to use our best judgment to seek those opportunities that will reward shareholders over time.
    Thank you for continuing to use our Forum Fund family to meet your investment needs. As always, we shall strive to earn your confidence by providing superior investment services. If you have any questions, you may bring them to the attention of your local investment professional or call us at 207-879-0001.
                                          Sincerely,

                                                 [SIGNATURE]
                                          John Y. Keffer
                                          President

--------------------------------------------------------------------------------

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

ECONOMIC AND FINANCIAL DEVELOPMENTS

    According to the so-called "new era" economists, the new era is one in which faster sustainable growth will be prolonged without whipping up inflation. Federal Reserve Board Chairman Alan Greenspan isn't entirely convinced that the new era economists are right, although recently he said something that might be taken as support for that position: "The last 15 years have been a period of consolidating the gains of the early 1980s and extending them to their logical end--the achievement of price stability. We are not quite there, yet, but we trust it is on the horizon."

    Economic growth during the first calendar quarter of 1997 slightly exceeded 4% and is likely to be about 3% for the third quarter. A slowing has occurred, but it has not dropped to the 2.5% figure the Federal Reserve believes is right to keep inflation at bay. Inflation has in fact been quite low--2.2% through the month of September--in spite of a tight labor market and high capacity utilization.

    The reason for this seemingly paradoxical situation is probably greater gains in productivity--major technological advances have allowed companies to boost productivity and profits without raising prices. Again quoting chairman
Greenspan: "...if data on profits and prices are even approximately
accurate....it is difficult to avoid the conclusion that output per hour has to be rising at a pace significantly in excess of the...1% estimated annual rise." Greater productivity can result in substantial increases in corporate profits, which in turn directly affects the valuation of stocks and the interest rates companies pay.

    Our aim has been to consider all the factors that drive the economy--productivity, corporate earnings, and interest rates--over the long term, without being caught up in quick, unreflective reactions to every gyration of the market. We believe that this more studied approach will help us meet our investors' long term objectives.

FORUM FUND PERFORMANCE

    In a market that rocketed to record highs only to fall back again, Forum Funds achieved competitive total returns. As already noted, the Payson Balanced Fund significantly exceeded its benchmark index. The Payson Value Fund had a total return in excess of 25%, also bettering its benchmark. Our Fixed Income Funds found the going more challenging: Although they each provided total returns near or exceeding 5%, they did not surpass their respective benchmarks.

                                       2       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         SUMMARY PERFORMANCE INDICATORS
            SIX MONTH TOTAL RETURN-PERIOD ENDING SEPTEMBER 30, 1997

                                                                                                                  FORUM VS.
                                                                                        FORUM        INDEX          INDEX
                                                                                    -----------  --------------  ------------
Investors Bond Fund...............................................................       5.39%        6.68%1          -1.29%
TaxSaver Bond Fund................................................................       4.94%        5.74%2          -0.80%
Maine Municipal Bond Fund.........................................................       4.67%        5.74%2          -1.07%
New Hampshire Bond Fund...........................................................       5.38%        5.74%2          -0.36%
Payson Balanced Fund..............................................................      21.43%       17.55%3           3.88%
Payson Value Fund.................................................................      25.49%       24.68%4           0.81%
         1 MORNINGSTAR Corporate-General Average:
       456 Funds Rated
         2 MORNINGSTAR Municipal-National Average:
       524 Funds Rated
         3 MORNINGSTAR Balanced Average:
       367 Funds Rated
         4 MORNINGSTAR Growth & Income Average:
       598 Funds Rated

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FORUM AND MORNINGSTAR RETURN FIGURES DO NOT INCLUDE THE EFFECT OF SALES CHARGES. DURING THE PERIOD CERTAIN FEES AND EXPENSES WERE WAIVED BY THE SERVICE PROVIDERS. WITHOUT THESE WAIVERS TOTAL RETURN AND RANKINGS WOULD HAVE BEEN LOWER.

                                       3       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (13.2%)
FHLMC (3.0%)
$            730,813 Series 90 135-A, 8.75%, 5/15/00......... $   752,642
              64,245 Series 93 1581-A, 4.50%, 9/15/98........      64,041
                                                              -----------
Total FHLMC                                                       816,683
                                                              -----------
FNMA (5.5%)
              77,385 Series 91 G 36, Class E, 7.00%,
                      11/25/98..............................       77,272
           1,397,366 Series 92 214-F, 6.45% 10/25/22(a)......   1,406,142
                                                              -----------
Total FNMA                                                      1,483,414
                                                              -----------
OTHER (4.7%)
             245,732 Merrill Lynch Mortgage Investors, Inc.,
                      Series 89 E, 9.40%, 9/15/09...........      263,128
           1,025,210 RTC, Series 92 C8 D, 8.84%,
                      12/25/23(b)...........................    1,014,958
                                                              -----------
Total Other                                                     1,278,086
                                                              -----------
Total Collateralized Mortgage Obligations
  (cost $3,482,242)                                             3,578,183
                                                              -----------
CORPORATE BONDS & NOTES (40.0%)
           1,000,000 Boise Cascade Corp., 9.875%, 2/15/01....   1,045,813
             500,000 Chase Manhattan Bank, N.A., 9.75%,
                      11/1/01...............................      560,492
           3,500,000 Citfed Bancorp, Inc., 8.25%, 9/1/03.....   3,556,571
             750,000 Continental Bank, N.A. (a BankAmerica
                      subsidiary), 11.25%, 7/1/01...........      779,160
             450,000 Lehman Brothers Holdings, Inc., 6.08%,
                      1/12/99(a)............................      449,501
           1,000,000 Leucadia Capital Trust I, 8.65%,
                      1/15/27...............................    1,043,726
             750,000 Merchants National Corp. (a National
                      City Corp. subsidiary), 9.875%,
                      10/1/99...............................      798,131
           1,000,000 Nacolah Holding Corp., (a Sammons
                      Enterprises, Inc. subsidiary), 9.50%,
                      12/1/03...............................    1,070,979
             500,000 Paine Webber, Inc., 9.25%, 12/15/01.....     545,725


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED
$          1,000,000 Salomon Inc., 7.75%, 9/22/05............ $ 1,016,965
                                                              -----------
Total Corporate Bonds & Notes
  (cost $10,472,075)                                           10,867,063
                                                              -----------
GOVERNMENT MORTGAGE BACKED SECURITIES (7.8%)
FHLMC (0.7%)
             179,091 Pool 502128, 9.00%, 10/1/04.............     187,027
                                                              -----------
GNMA (7.1%)
             497,692 Pool 337775, 7.00%, 7/15/26.............     498,434
             493,659 Pool 442136, 7.00%, 11/15/26............     494,395
             928,948 Pool 450876, 7.00%, 6/15/27.............     930,342
                                                              -----------
Total GNMA                                                      1,923,171
                                                              -----------
Total Government Mortgage Backed Securities
  (cost $2,067,359)                                             2,110,198
                                                              -----------
MUNICIPAL BONDS (5.0%)
           1,350,000 Coffee County, GA, Hospital Authority,
                      9.00%, 12/1/12
                      (cost $1,370,250).....................    1,370,250
                                                              -----------
       SHARES
    -----------
PREFERRED STOCK (6.8%)
           3,000,000 Irwin Financial Corp. Capital Trust I...     795,000
           4,000,000 Simmons First National Corp.............   1,057,500
                                                              -----------
Total Preferred Stock
  (cost $1,750,000)                                             1,852,500
                                                              -----------
    FACE AMOUNT
    -----------
U.S. TREASURY BONDS (25.0%)
$          7,000,000 6.25%, 8/15/23
                      (cost $6,808,281).....................    6,800,941
                                                              -----------
       SHARES
    -----------
SHORT-TERM HOLDINGS (2.2%)
             601,384 Boston 1784 Institutional US Treasury
                      Money Market Fund
                      (cost $601,384).......................      601,384
                                                              -----------
Total Investments (100.0%)
  (cost $26,551,591)                                          $27,180,519
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  4       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPAL BONDS (96.4%)
COLORADO (6.6%)
$          1,000,000 Douglas County, CO, SD #RE 1, GO Bonds,
                      Series A, 8.00%, 12/15/09.............  $ 1,300,540
                                                              -----------
GUAM (2.8%)
             500,000 Guam Government LO Highway RV, Series A,
                      FSA insured, 6.25%, 5/1/07............      545,330
                                                              -----------
ILLINOIS (4.6%)
             400,000 Aurora, IL, MFHR Bonds, Fox Valley
                      Village Unit 18D Project, Banque
                      Paribas LOC, 7.75%, 9/1/98............      409,088
             465,000 Illinois Development Finance Authority
                      RV, Community Rehabilitation Providers
                      Facilities Acquisition Program, Series
                      92, 8.25%, 8/1/12.....................      494,393
                                                              -----------
                                                                  903,481
                                                              -----------
LOUISIANA (7.1%)
           1,000,000 Louisana Public Facilities Authority RV,
                      Extended Care Facilities Authority -
                      Comm-Care Corp., 11.00%, 2/1/14.......    1,397,690
                                                              -----------
NEW JERSEY (2.7%)
             500,000 New Jersey State EFA RV, Union County
                      College, Series B, 7.25%, 7/1/09......      536,840
                                                              -----------
NEW YORK (1.9%)
             350,000 New York State Thruway Authority,
                      Service Contract RV, Local Highway and
                      Bridge Project, 5.75%, 4/1/06.........      371,487
                                                              -----------
NORTH CAROLINA (1.3%)
             255,000 North Carolina Municipal Power Agency
                      #1, Catawba Electric RV, 5.00%,
                      1/1/20................................      248,893
                                                              -----------
OHIO (31.4%)
             700,000 Lakota, OH, UTGO Bonds, SD, AMBAC
                      insured, 6.25%,
                      12/1/14...............................      764,414
             750,000 Montgomery County, OH, LTGO Bonds,
                      5.30%, 12/1/10........................      774,863


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 OHIO, CONTINUED
$          1,000,000 North Olmstead, OH, LTGO
                      Bonds, AMBAC insured,
                      6.20%, 12/1/11........................  $ 1,134,910
             500,000 Ohio State Air Quality Development
                      Authority, PCR Bonds, Cleveland
                      Electric Co. Project, FGIC insured,
                      8.00%, 12/1/13........................      580,505
           1,000,000 Ohio State Special Obligation RV,
                      Elementary & Secondary Educational Cap
                      Facilities, Series A, 5.625%,
                      12/1/06...............................    1,078,240
             740,000 Shelby County, OH, Hospital Facilities
                      RV, Wilson Memorial Hospital, ETM USG,
                      6.40%, 12/1/03........................      782,735
             500,000 University Cincinnati, OH, General
                      Receipts, Educational Facilities RV,
                      Series G, 7.00%, 6/1/11...............      550,835
             500,000 Washington County, OH, Hospital
                      Refunding RV, Shelby General Hospital,
                      6.875%, 7/1/03........................      536,740
                                                              -----------
                                                                6,203,242
                                                              -----------
PENNSYLVANIA (23.1%)
           1,000,000 Allegheny County, Hospital Development
                      Authority, Health Center RV, West Penn
                      Hospital Foundation, Series 90, 8.00%,
                      1/1/05................................    1,068,310
             775,000 Allegheny County, Hospital Development
                      Authority, Health Facilities RV,
                      Allegheny Valley School Project,
                      7.25%, 2/1/03.........................      811,510
             500,000 Bucks County, PA, IDA RV, Personal Care,
                      ETM USG, Series A, 10.00%, 5/15/19....      798,920
             515,000 Erie-Western Pennsylvania Port
                      Authority, Pennsylvania Refunding RV,
                      8.25%, 6/15/00........................      567,777
           1,000,000 Hampden, PA, IDA RV, Ralston Purina Co.
                      Project, 8.125%, 1/1/07...............    1,069,870
             110,000 Pennsylvania HEFA RV, Medical College of
                      Pennsylvania, Series 91 B, 7.25%,
                      3/1/05, P/R USG 3/1/01 @ 102..........      122,516

See Notes to Schedule of Investments.  5       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 PENNSYLVANIA, CONTINUED:
$            125,000 Washington County, PA, IDA Refunding RV,
                      Presbyterian Medical Center, FHA
                      insured, 6.50%, 1/15/02...............  $   135,714
                                                              -----------
                                                                4,574,617
                                                              -----------
PUERTO RICO (4.1%)
             150,000 Commonwealth of Puerto Rico, GO Bonds,
                      MBIA insured, 6.50%, 7/1/04...........      168,870
             575,000 University of Puerto Rico RV, Series N,
                      MBIA insured, 6.25%, 6/1/04...........      638,319
                                                              -----------
                                                                  807,189
                                                              -----------
TEXAS (4.1%)
             750,000 Red River Authority, TX, PCR, Remarketed
                      8/1/90, Hoechst Celanese Corp., 7.50%,
                      8/1/12................................      825,825
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
VIRGIN ISLANDS (4.1%)
$            750,000 Virgin Islands PFA RV, Government
                      Development Program, Series A, 7.00%,
                      10/1/04...............................  $   820,342
                                                              -----------
VIRGINIA (2.6%)
             500,000 Fairfax County, VA, EDA RV--
                      C-SPAN Project, Series B,
                      7.50%, 6/1/01.........................      519,940
                                                              -----------
Total Municipal Bonds
  (cost $18,149,817)                                           19,055,416
                                                              -----------
       SHARES
    -----------
SHORT TERM-HOLDINGS (3.6%)
             706,360 Boston 1784 Tax Free Money Market Fund
                      (cost $706,360).......................      706,360
                                                              -----------
Total Investments (100.0%)
  (cost $18,856,177)                                          $19,761,776
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  6       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPAL BONDS (98.1%)
GENERAL OBLIGATION--BOND BANK (8.2%)
$             50,000 Maine Muni Bond Bank, Series 88 A,
                      6.70%, 11/1/98........................  $    51,475
              50,000 Maine Muni Bond Bank, Series 88 A,
                      7.50%, 11/1/05, P/R USG 11/1/98 @
                      102...................................       52,879
              40,000 Maine Muni Bond Bank, Series 88 B,
                      7.65%, 11/1/06, P/R USG 11/1/98 @
                      102.25................................       42,462
              50,000 Maine Muni Bond Bank, Series 88 B,
                      7.85%, 11/1/18, P/R USG 11/1/98 @
                      103...................................       53,543
              60,000 Maine Muni Bond Bank, Series 88 C,
                      7.10%, 11/1/02, P/R USG 11/1/98 @
                      101.25................................       62,770
             300,000 Maine Muni Bond Bank, Series 89 B,
                      7.30%, 11/1/00........................      324,726
              50,000 Maine Muni Bond Bank, Series 89 B,
                      7.40%, 11/1/14, P/R USG 11/1/99 @
                      102...................................       54,297
             210,000 Maine Muni Bond Bank, Series 90 B,
                      7.20%, 11/1/07, P/R USG 11/1/00 @
                      102...................................      232,289
              50,000 Maine Muni Bond Bank, Series 90 B,
                      7.20%, 11/1/11, P/R USG 11/1/00 @
                      102...................................       55,307
             150,000 Maine Muni Bond Bank, Series 90 B,
                      7.20%, 11/1/15, P/R USG 11/1/00 @
                      102...................................      165,921
              25,000 Maine Muni Bond Bank, Series 90 D,
                      7.375%, 11/1/10, P/R USG 11/1/00 @
                      102...................................       27,779
              10,000 Maine Muni Bond Bank, Series 91 C,
                      6.45%, 11/1/01........................       10,829
              25,000 Maine Muni Bond Bank, Series 91 D,
                      5.90%, 11/1/00........................       26,284
             100,000 Maine Muni Bond Bank, Series 92 B,
                      6.65%, 11/1/07........................      111,606
              85,000 Maine Muni Bond Bank, Series 92 B,
                      6.75%, 11/1/12........................       93,814
             100,000 Maine Muni Bond Bank, Series 92 C,
                      5.80%, 11/1/99........................      103,605
             205,000 Maine Muni Bond Bank, Series 92 C,
                      5.55%, 11/1/08........................      215,076
             150,000 Maine Muni Bond Bank, Series 92 E,
                      5.80%, 11/1/04........................      161,306
             200,000 Maine Muni Bond Bank, Series 92 E,
                      5.875%, 11/1/05.......................      215,084

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 GENERAL OBLIGATION--BOND BANK, CONTINUED
$             80,000 Maine Muni Bond Bank, Sewer & Water
                      Bonds, SRF Program, Series 91 A,
                      7.20%, 11/1/13, P/R USG 11/1/01 @
                      102...................................  $    90,158
                                                              -----------
                                                                2,151,210
                                                              -----------
GENERAL OBLIGATION--POLITICAL SUBDIVISION (16.3%)
             100,000 Bangor, ME, UTGO Bonds, 5.20%,
                      11/1/00...............................      103,272
              60,000 Bangor, ME, UTGO Bonds, 5.25%,
                      11/15/09..............................       63,898
             175,000 Bar Harbor, ME, UTGO Bonds, 6.20%,
                      6/1/05................................      192,673
              75,000 Bar Harbor, ME, UTGO Bonds, 6.45%,
                      6/1/09................................       85,664
              30,000 Bath, ME, UTGO Bonds, 7.45%, 12/1/07....      36,644
              20,000 Bath, ME, UTGO Bonds, 7.50%, 12/1/08....      24,782
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/03................................       53,944
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/04................................       54,343
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/05................................       54,346
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.20%,
                      1/1/06................................       54,454
             250,000 Cumberland County, ME, UTGO Bonds,
                      5.25%, 2/1/07.........................      262,978
             100,000 Cumberland County, ME, UTGO Bonds,
                      6.50%, 2/1/03, P/R USG 2/1/01 @ 102...      108,942
              25,000 Ellsworth, ME, UTGO Bonds, 7.20%,
                      7/1/08................................       29,792
             250,000 Freeport, ME, UTGO Bonds, 7.25%,
                      9/1/04................................      290,605
              20,000 Freeport, ME, UTGO Bonds, 7.25%,
                      9/1/10................................       24,567
              40,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.40%, 9/1/04................       44,471
             215,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.60%, 9/1/06................      240,508
              50,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/07................       56,042

See Notes to Schedule of Investments.  7       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 GENERAL OBLIGATION--POLITICAL SUBDIVISION, CONTINUED
$             70,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/08................  $    78,458
              35,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/10................       39,064
              50,000 Portland, ME, GO Bonds, 12.10%,
                      7/1/99................................       56,778
              50,000 Portland, ME, GO Bonds, 10.50%,
                      11/1/99...............................       56,499
             500,000 Portland, ME, GO Bonds, 6.20%, 4/1/05...     557,660
              50,000 Portland, ME, GO Bonds, 12.60%,
                      11/1/05...............................       76,929
             790,000 Portland, ME, GO Bonds, 5.30%,
                      6/13/13...............................      806,116
             150,000 South Portland, ME, GO Bonds, 5.80%,
                      9/1/08................................      165,446
              40,000 South Portland, ME, GO Bonds, 5.80%,
                      9/1/11................................       43,940
              25,000 Westbrook, ME, UTGO Bonds, 6.75%,
                      11/15/04..............................       28,526
              75,000 Windham, ME, UTGO Bonds, 0.05%,
                      6/15/08...............................       45,112
             130,000 Winslow, ME, GO Bonds, Crowe Rope
                      Industries Project, Series A, MBIA
                      insured, 5.50%, 3/1/07................      135,574
              20,000 Winslow, ME, UTGO Bonds, AMBAC insured,
                      6.90%, 10/1/08........................       22,122
              25,000 Winthrop, ME, UTGO Bonds, 5.10%,
                      8/1/04................................       25,888
              25,000 Winthrop, ME, UTGO Bonds, 5.20%,
                      8/1/05................................       26,043
              25,000 Winthrop, ME, UTGO Bonds, 5.30%,
                      8/1/06................................       26,239
              25,000 Winthrop, ME, UTGO Bonds, 5.40%,
                      8/1/07................................       26,384
             250,000 Yarmouth, ME, UTGO Bonds, AMBAC insured,
                      5.25%, 11/15/09.......................      260,938
                                                              -----------
                                                                4,259,641
                                                              -----------
GENERAL OBLIGATION--SCHOOL DISTRICTS (1.3%)
             250,000 Cape Elizabeth, ME, UTGO Bonds, 5.75%,
                      10/15/09..............................      266,305

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 GENERAL OBLIGATION--SCHOOL DISTRICTS, CONTINUED
$             50,000 Winslow, ME, SD, UTGO Bonds, AMBAC
                      insured, 7.00%, 10/1/10...............  $    55,486
                                                              -----------
                                                                  321,791
                                                              -----------
GENERAL OBLIGATION--STATES, TERRITORIES (9.5%)
             500,000 Guam Government LO Bonds, Series 89 A,
                      Fuji Bank LOC, 7.00%, 11/15/04........      538,310
              60,000 Maine, UTGO Bonds, 10.00%, 5/15/98......      62,275
              10,000 Maine, UTGO Bonds, 9.25%, 3/15/99.......      10,743
             100,000 Maine, UTGO Bonds, 6.75%, 5/15/99.......     104,407
             100,000 Maine, UTGO Bonds, 8.50%, 3/1/00........     110,007
             100,000 Maine, UTGO Bonds, 7.50%, 12/15/00......     110,179
              50,000 Maine, UTGO Bonds, 8.00%, 5/1/01........      56,262
              90,000 Maine, UTGO Bonds, 6.40%, 7/1/02........      98,241
             100,000 Maine, UTGO Bonds, 6.50%, 7/1/03........     111,045
           1,000,000 Puerto Rico, UTGO Bonds, MBIA insured,
                      6.50%, 7/1/04.........................    1,125,800
             145,000 Puerto Rico, UTGO Bonds, Series 93, MBIA
                      insured, 5.50%, 7/1/08................      156,345
                                                              -----------
                                                                2,483,614
                                                              -----------
AIRPORT REVENUE (2.6%)
             100,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 5.75%,
                      10/1/01...............................      104,700
              25,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 5.85%,
                      10/1/02...............................       26,434
             150,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.00%,
                      10/1/03...............................      160,704
             100,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.10%,
                      10/1/04...............................      107,646
             250,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.35%,
                      10/1/07...............................      267,418
                                                              -----------
                                                                  666,902
                                                              -----------

See Notes to Schedule of Investments.  8       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
EDUCATION FACILITIES REVENUE (7.4%)
$             30,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-1,
                      6.80%, 12/1/07........................  $    32,283
              70,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-1,
                      7.00%, 12/1/16........................       75,489
              45,000 Maine Educational Loan Marketing Corp.,
                      Student Loan Refunding RV, 6.90%,
                      11/1/03...............................       47,188
              25,000 Maine Educational Loan Marketing Corp.,
                      Student Loan Refunding RV, Series A,
                      6.35%, 5/1/05.........................       26,325
             100,000 Maine HEHFA RV, Colby College Issue,
                      FGIC insured, 6.20%, 7/1/99...........      103,732
             650,000 Puerto Rico Public Buildings Authority,
                      Guaranteed Public Education and Health
                      Facilities Refunding RV, Series 93 M,
                      FSA insured, 5.70%, 7/1/09............      710,593
              60,000 University of Maine System RV, 7.20%,
                      9/1/09, P/R USG 9/1/99 @ 102..........       64,668
             105,000 University of Maine System RV, 7.25%,
                      9/1/19, P/R USG 9/1/99 @ 102..........      113,264
             645,000 University of Puerto Rico RV, Series N,
                      MBIA insured, 6.25%, 6/1/04...........      716,027
              35,000 York, ME, SD, UTGO Bonds, AMBAC insured,
                      6.40%, 3/1/03.........................       37,813
                                                              -----------
                                                                1,927,382
                                                              -----------
HEALTH CARE REVENUE (16.6%)
              10,000 Maine HEHFA Refunding RV, Kennebec
                      Valley Medical Center, FGIC insured,
                      7.00%, 7/1/05.........................       10,857
             185,000 Maine HEHFA Refunding RV, Maine Medical
                      Center, ETM USG, 6.00%, 10/1/13.......      197,142
             140,000 Maine HEHFA RV, Cedar Nursing Home, FHA
                      insured, 7.90%, 8/1/32, P/R USG 2/1/00
                      @ 102.................................      153,020


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 HEALTH CARE REVENUE, CONTINUED
$             50,000 Maine HEHFA RV, Central Maine Medical
                      Center, FGIC insured, 8.00%, 7/1/18,
                      P/R 7/1/98 @ 102......................  $    52,529
             250,000 Maine HEHFA RV, Coves Edge Nursing Home,
                      10.00%, 8/1/20, P/R 8/1/00 @ 103......      295,213
             100,000 Maine HEHFA RV, FSA insured, 6.10%,
                      7/1/01................................      106,312
              55,000 Maine HEHFA RV, Kennebec Valley Medical
                      Center, FGIC insured, 7.00%, 7/1/15...       59,640
             150,000 Maine HEHFA RV, Portland Alliance for
                      Mentally Ill, Maine Coast Regional
                      Health Center and Thomas College, FSA
                      insured, 6.10%, 7/1/03................      162,350
             435,000 Maine HEHFA RV, Saint Mary's General
                      Hospital, 8.50%, 7/1/09, P/R USG
                      7/1/99 @ 102..........................      469,095
             100,000 Maine HEHFA RV, Series 92 B, FSA
                      insured, 5.875%, 7/1/06...............      106,769
             500,000 Maine HEHFA RV, Series 93 A, FSA
                      insured, 5.60%, 7/1/07................      529,250
             450,000 Maine HEHFA RV, Series 93 B, FSA
                      insured, 5.55%, 7/1/08................      471,717
             155,000 Maine HEHFA RV, Series 93 D, FSA
                      insured, 5.20%, 7/1/06................      161,062
             500,000 Maine HEHFA RV, Series 93 D, FSA
                      insured, 5.30%, 7/1/07................      520,925
              25,000 Maine HEHFA RV, Southern Maine Medical
                      Center, AMBAC insured, 7.20%,
                      5/1/06................................       27,173
              15,000 Maine HEHFA RV, Southern Maine Medical
                      Center, AMBAC insured, 7.30%,
                      5/1/14................................       16,321
             950,000 Maine Veterans' Homes RV, 6.80%,
                      10/1/05...............................    1,008,454
                                                              -----------
                                                                4,347,829
                                                              -----------
HOUSING REVENUE (5.5%)
              30,000 Maine HSG AUTH Refunding RV, Series 91
                      A, FSA insured, 7.40%, 11/15/22.......       31,741
               5,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 87 A-2, FHA/ VA Mortgage Pools,
                      8.10%, 11/15/08.......................        5,103

See Notes to Schedule of Investments.  9       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 HOUSING REVENUE, CONTINUED
$             25,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 87 B, FHA/VA/ Private Mortgage
                      Pools, 7.60%, 11/15/99................  $    25,556
               5,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 B, FHA/VA/ Private Mortgage
                      Pools, 8.00%, 11/15/15................        5,128
             100,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 C, 8.20%, 11/15/08..........      103,575
              40,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 D-5, 7.45%, 11/15/11........       42,145
             200,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 D-6, 7.25%, 11/15/19........      210,444
              20,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 89 A-1, 7.625%, 11/15/24.......       20,773
              30,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 89 A-2, 7.30%, 11/15/16........       31,330
             110,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 90 A-5, Remarketed 5/13/93,
                      6.20%, 11/15/16.......................      113,835
             185,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 92 C, 6.55%, 11/15/12..........      193,146
             300,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 94 A-2, 5.20%, 11/15/08........      301,570
             250,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 94 C-1, 6.20%, 11/15/07........      260,320
              50,000 Maine HSG AUTH RV, SFM Refunding RV,
                      Series 91-1, 6.90%, 11/1/07...........       52,601
              45,000 Maine HSG AUTH RV, SFM Refunding RV,
                      Series 91-1, 7.15%, 11/1/21...........       47,504
                                                              -----------
                                                                1,444,771
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INDUSTRIAL DEVELOPMENT REVENUE (3.2%)
$            100,000 Puerto Rico Industrial, Medical &
                      Environmental RV, Abbott Laboratories,
                      Inc. Project, 6.50%, 7/1/09...........  $   100,768
             670,000 Puerto Rico Industrial, Medical &
                      Environmental RV, Motorola, Inc.
                      Project, Series 83 A, 6.75%, 1/1/14
                      (b)...................................      739,231
                                                              -----------
                                                                  839,999
                                                              -----------
POLLUTION CONTROL REVENUE (4.2%)
             530,000 East Millinocket, ME, PCR, Great
                      Northern Nekoosa Corp. Project, ETM
                      USG, 6.70%, 6/1/04....................      563,597
             500,000 Maine Finance Authority RV, Boise
                      Cascade Corp. Project, 7.90%,
                      6/1/15................................      541,360
                                                              -----------
                                                                1,104,957
                                                              -----------
RESOURCE RECOVERY REVENUE (3.9%)
              45,000 Guam Government Water System RV, CGIC
                      insured, 6.85%, 7/1/99................       47,128
             500,000 Regional Waste Systems, Inc., ME, RV,
                      Series A-C, 7.30%, 7/1/98.............      512,500
             415,000 Regional Waste Systems, Inc., ME, RV,
                      Series A-C, 7.95%, 7/1/10.............      444,830
              25,000 Regional Waste Systems, Inc., ME, RV,
                      Series D-F, 7.60%, 7/1/00.............       26,490
                                                              -----------
                                                                1,030,948
                                                              -----------
REVENUE--HEALTH & EDUCATION (0.1%)
              25,000 Maine HEHFA RV, Series A, 5.25%,
                      7/1/11................................       25,500
                                                              -----------
REVENUE--INDUSTRIAL (0.1%)
              25,000 Bucksport, ME, Solid Waste Disposal RV,
                      Champion International Corp. Project,
                      6.25%, 5/1/10, remarketed 5/1/93......       26,265
                                                              -----------
REVENUE--TERRITORIAL (1.3%)
             300,000 Guam Government LO Highway RV, Series 92
                      A, FSA insured, 6.25%, 5/1/07.........      327,195
                                                              -----------
TRANSPORTATION REVENUE (5.0%)
              30,000 Maine State Turnpike Authority RV, MBIA
                      insured, 6.00%, 7/1/11................       32,272

See Notes to Schedule of Investments.  10      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 TRANSPORTATION REVENUE, CONTINUED
$            700,000 Maine State Turnpike Authority RV, MBIA
                      insured, 6.00%, 7/1/14................  $   744,989
             100,000 Maine, Highway Improvements, UTGO Bonds,
                      8.00%, 5/1/02.........................      115,246
             410,000 Puerto Rico Highway & Transportation
                      Authority RV, Series X, 5.00%,
                      7/1/02................................      420,685
                                                              -----------
                                                                1,313,192
                                                              -----------
UTILITIES REVENUE (1.1%)
              15,000 Bath, ME, LTGO Bonds, Sewer
                      Improvements, 7.40%, 12/1/06..........       18,102
             165,000 Kennebec, ME, Water District RV, 7.00%,
                      12/1/14, P/R USG 12/1/01 @ 101.50.....      185,481
              40,000 Kennebec, ME, Water District RV, 7.00%,
                      12/1/20, P/R USG 12/1/01 @ 101.50.....       44,965
              25,000 Wells Sanitation District, ME, Sewer RV,
                      6.75%, 3/1/00.........................       26,437
                                                              -----------
                                                                  274,985
                                                              -----------
OTHER REVENUE (11.8%)
              10,000 Maine Court Facilities Authority Lease
                      Rental RV, 7.15%, 8/1/07, P/R USG
                      8/1/00 @ 102..........................       11,013
           1,000,000 Puerto Rico, Public Buildings Authority
                      Guaranteed RV, Series B, 5.00%,
                      7/1/14................................      995,430


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 OTHER REVENUE, CONTINUED
$            350,000 Virgin Islands PFA RV, Government
                      Development Program, Series A, 7.00%,
                      10/1/04...............................  $   382,827
             550,000 Virgin Islands PFA RV, Matching Fund
                      Loan Notes, Series A, 6.90%,
                      10/1/01...............................      594,100
             875,000 Virgin Islands PFA RV, Series 89 A,
                      7.30%, 10/1/18, P/R USG 10/1/00 @
                      101...................................    1,100,435
                                                              -----------
                                                                3,083,805
                                                              -----------
Total Municipal Bonds
  (cost $24,637,720)                                           25,629,986
                                                              -----------
       SHARES
    -----------
SHORT-TERM HOLDINGS (1.9%)
             471,478 Boston 1784 Tax Free Money Market
                      Fund..................................      471,478
              18,121 Fidelity Tax Exempt Money Market Fund...      18,121
                                                              -----------
Total Short-Term Holdings
  (cost $489,599)                                                 489,599
                                                              -----------
Total Investments (100.0%)
  (cost $25,127,319)                                          $26,119,585
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  11      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

   FACE                             SECURITY
  AMOUNT                           DESCRIPTION                            VALUE
----------  ---------------------------------------------------------  -----------
MUNICIPAL BONDS (98.1%)
GENERAL OBLIGATION--BOND BANK (5.9%)
$   50,000  New Hampshire Muni Bond Bank Refunding Bonds, Series 92
              H, 6.35%, 7/15/06......................................  $    53,852
   175,000  New Hampshire Muni Bond Bank Refunding Bonds, Series 92
              H, 6.50%, 7/15/08......................................      189,588
    25,000  New Hampshire Muni Bond Bank, Series 89 B, 6.70%,
              7/15/04,
              P/R USG 7/15/99 @ 102..................................       26,639
    25,000  New Hampshire Muni Bond Bank, Series 90 A, 6.90%,
              1/15/05................................................       26,984
    20,000  New Hampshire Muni Bond Bank, Ser 90 D, 6.90%, 7/15/03...       21,755
    25,000  New Hampshire Muni Bond Bank, Series 91 E, 6.90%,
              8/15/06................................................       27,810
    85,000  New Hampshire Muni Bond Bank, Series 94 C, State
              Guaranteed, 5.80%, 8/15/08.............................       91,586
   150,000  New Hampshire Muni Bond Bank, Series 94 E, State
              Guaranteed 5.25%, 8/15/01..............................      155,735
    25,000  New Hampshire Muni Bond Bank, Series K, 6.75%, 1/15/08,
              P/R USG 1/15/01 @ 102..................................       27,392
                                                                       -----------
                                                                           621,341
                                                                       -----------
GENERAL OBLIGATION--POLITICAL SUBDIVISION (16.0%)
   155,000  Bedford, NH, UTGO Bonds, 6.70%, 8/1/12...................      167,493
    25,000  Concord, NH, GO Bonds, Series 88, 7.00%, 5/15/04, P/R USG
              5/15/98 @ 102..........................................       25,990
   100,000  Concord, NH, GO Bonds, MBIA insured, 5.00%, 1/15/09......      101,211
    50,000  Exeter, NH, UTGO Bonds, Series 93, 5.10%, 6/15/05........       52,231
    25,000  Exeter, NH, UTGO Bonds, 5.30%, 6/15/08...................       26,487
    50,000  Franklin, NH, GO Bonds, MBIA insured, 5.20%, 10/1/07.....       52,365
    45,000  Keene, NH, UTGO Bonds, 5.15%, 10/15/11...................       46,095
   250,000  Manchester, NH, Public Improvement Bonds, 5.50%,
              11/1/12................................................      259,398
   250,000  Manchester, NH, UTGO Bonds, Series 93 A, 5.30%, 7/1/07...      262,450
    15,000  Nashua, NH, UTGO Bonds, 6.80%, 7/1/09....................       16,616
   FACE                             SECURITY
  AMOUNT                           DESCRIPTION                            VALUE
----------  ---------------------------------------------------------  -----------
GENERAL OBLIGATION--POLITICAL SUBDIVISION, CONTINUED
$  100,000  Nashua, NH, UTGO Bonds, AMBAC insured, 5.35%, 7/15/06....  $   105,440
    35,000  Nashua, NH, UTGO Bonds, FGIC insured, 5.25%, 11/2/09.....       36,067
    10,000  Nashua, NH, UTGO Bonds, Public Improvement Bonds, 6.70%,
              11/1/07................................................       10,744
   100,000  Nashua, NH, UTGO Bonds, Public Improvement Bonds, 6.80%,
              7/1/07.................................................      110,772
   350,000  New Hampshire State Capital Improvement GO Bonds, 5.50%,
              12/1/06................................................      376,264
    10,000  New Hampshire State, GO Bonds, 6.00%, 9/1/05.............       10,963
    30,000  Salem, NH, UTGO Bonds, MBIA insured, 6.45%, 3/1/04.......       32,508
                                                                       -----------
                                                                         1,693,094
                                                                       -----------
GENERAL OBLIGATION--SCHOOL DISTRICTS (5.8%)
   100,000  Concord, NH, SD, GO Bonds, 4.70%, 10/15/07...............      101,859
   100,000  Concord, NH, SD, GO Bonds, 5.00%, 10/15/10...............      101,577
    90,000  Farmington, NH, SD, GO Bonds, AMBAC insured, 5.55%,
              2/15/02................................................       94,768
   100,000  Goffstown, NH, SD, GO Bonds, AMBAC insured, 5.25%,
              8/15/11................................................      101,540
    25,000  Hudson, NH, GO Bonds, School Lot B, 7.30%, 12/15/06......       29,995
    20,000  Hudson, NH, GO Bonds, School Lot B, 7.30%, 12/15/08......       24,449
    50,000  Oyster River, NH, Cooperative SD State Guaranteed, GO
              Bonds, Lot A, 5.75%, 6/15/07...........................       54,050
   100,000  Oyster River, NH, Cooperative SD State Guaranteed, GO
              Bonds, Lot A, 5.85%, 6/15/08...........................      108,357
                                                                       -----------
                                                                           616,595
                                                                       -----------
GENERAL OBLIGATION--STATES, TERRITORIES (3.9%)
   380,000  Puerto Rico, UTGO Bonds, Series 93, MBIA insured, 5.50%,
              7/1/08.................................................      409,731
                                                                       -----------

See Notes to Schedule of Investments.  12      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

   FACE                             SECURITY
  AMOUNT                           DESCRIPTION                            VALUE
----------  ---------------------------------------------------------  -----------
EDUCATION FACILITIES REVENUE (19.6%)
$   15,000  Mascenic, NH, Regional SD #1, Lot C, AMBAC insured,
              7.20%, 12/15/07........................................  $    18,213
   255,000  New Hampshire HEHFA (Franklin Pierce College) RV, Series
              94, 5.50%, 10/1/04.....................................      255,439
   250,000  New Hampshire HEHFA (Franklin Pierce College) RV, Series
              94, 6.00%, 10/1/13.....................................      241,288
 1,000,000  New Hampshire HEHFA, (Kendal at Hanover Issue) RV, 5.80%,
              10/1/12................................................    1,014,120
   125,000  New Hampshire HEHFA (Rivier College) RV, 6.90%, 1/1/13...      132,275
    30,000  New Hampshire HEHFA (University System of NH) RV, MBIA
              insured, Series 92, 6.00%, 7/1/07......................       32,123
   345,000  University of Puerto Rico RV, Series N, MBIA insured,
              6.25%, 6/1/04..........................................      382,991
                                                                       -----------
                                                                         2,076,449
                                                                       -----------
HEALTH CARE REVENUE (10.1%)
    20,000  New Hampshire HEHFA (Elliot Hospital of Manchester) RV,
              6.50%, 10/1/11.........................................       21,694
   100,000  New Hampshire HEHFA (Exeter Hospital) RV, 5.25%,
              10/1/00................................................      102,042
    45,000  New Hampshire HEHFA (Lakes Region Hospital Association)
              RV, 5.75%, 1/1/11......................................       46,945
    15,000  New Hampshire HEHFA (Mary Hitchcock Memorial Hospital)
              RV, FGIC insured, 4.90%, 8/15/01.......................       15,317
    50,000  New Hampshire HEHFA (Nashua Memorial Hospital) RV, 5.50%,
              10/1/02................................................       51,395
   150,000  New Hampshire HEHFA (Wentworth-Douglass Hospital) RV,
              5.40%, 1/1/07..........................................      156,686
   625,000  Puerto Rico, Public Buildings Authority, Guaranteed
              Public Education and Health Facilities Refunding RV,
              Series 93 M, FSA insured, 5.70%, 7/1/09................      683,261
                                                                       -----------
                                                                         1,077,340
                                                                       -----------
   FACE                             SECURITY
  AMOUNT                           DESCRIPTION                            VALUE
----------  ---------------------------------------------------------  -----------
HOUSING REVENUE (5.7%)
$   15,000  New Hampshire State HFA, SFM RV, 6.75%, 7/1/04...........  $    15,631
   100,000  New Hampshire State HFA, SFM RV, Series 92 A, 5.25%,
              1/1/07.................................................      100,944
   100,000  New Hampshire State HFA, SFM RV, Series 96 B, 5.90%,
              1/1/07.................................................      102,474
   100,000  New Hampshire State HFA, SFM RV, Series 96 B, 6.00%,
              1/1/08.................................................      101,636
   100,000  New Hampshire State HFA, SFM RV, Series 96 B, 6.00%,
              7/1/08.................................................      101,693
   180,000  Virgin Islands HFA, SFM RV, GNMA Mortgage-Backed, 6.00%,
              3/1/07.................................................      183,818
                                                                       -----------
                                                                           606,196
                                                                       -----------
INDUSTRIAL DEVELOPMENT REVENUE (1.4%)
   130,000  Puerto Rico, Industrial, Medical & Environmental RV,
              Motorola, Inc. Project, Series 83 A, 6.75%,
              1/1/14(b)..............................................      143,433
                                                                       -----------
RESOURCE RECOVERY REVENUE (0.3%)
    30,000  Guam Government Water System RV, CGIC insured, 6.85%,
              7/1/99.................................................       31,418
                                                                       -----------
REVENUE--TERRITORIAL (2.1%)
   200,000  Guam Government LO Highway RV, Series 92 A, FSA insured,
              6.25%, 5/1/07..........................................      218,132
                                                                       -----------
SALES TAX REVENUE (3.4%)
   335,000  Puerto Rico Infrastructure Financing Authority, Special
              Tax RV, Series 88 A, 7.60%, 7/1/00.....................      350,285
                                                                       -----------
TRANSPORTATION REVENUE (9.2%)
    25,000  Guam Government LO Highway RV, Series 92 A, FSA insured,
              5.60%, 5/1/00..........................................       25,898
   125,000  New Hampshire State Turnpike System RV, Series 91 A, FGIC
              insured, 6.75%, 11/1/11................................      143,399
   550,000  New Hampshire State Turnpike System Refunding RV, Series
              91 A, FGIC insured, 7.00%, 11/1/06.....................      648,890
    65,000  Puerto Rico Highway & Transportation Authority RV, Series
              92 U, 5.875%, 7/1/99...................................       67,044

See Notes to Schedule of Investments.  13      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

   FACE                             SECURITY
  AMOUNT                           DESCRIPTION                            VALUE
----------  ---------------------------------------------------------  -----------
TRANSPORTATION REVENUE, CONTINUED
$   90,000  Puerto Rico Highway & Transportation Authority RV, Series
              93 X, 5.00%, 7/1/02....................................  $    92,345
                                                                       -----------
                                                                           977,576
                                                                       -----------
UTILITIES REVENUE (1.4%)
   140,000  Exeter, NH, UTGO Bonds, Sewer Improvements, 6.25%,
              1/15/07................................................      150,455
                                                                       -----------
OTHER REVENUE (13.3%)
   225,000  Belknap County, NH, GO Bonds, MBIA insured, 5.20%,
              6/15/13................................................      226,593
   100,000  Puerto Rico Infrastructure Financing Authority, Special
              Tax RV, Series 88 A, 7.75%, 7/1/08.....................      104,924
   240,000  Virgin Islands PFA RV, Government Development Program,
              Series A, 7.00%, 10/1/04...............................      262,510
   450,000  Virgin Islands PFA RV, Series A, 6.90%, 10/1/01..........      486,081
   FACE                             SECURITY
  AMOUNT                           DESCRIPTION                            VALUE
----------  ---------------------------------------------------------  -----------
OTHER REVENUE, CONTINUED
$  235,000  Virgin Islands PFA RV, Series 89 A, 7.30%, 10/1/18,
              P/R USG 10/1/00 @ 101..................................  $   295,546
    30,000  Virgin Islands PFA RV, Series 89 B, 7.25%, 10/1/07,
              P/R USG 10/1/00 @ 101..................................       32,915
                                                                       -----------
                                                                         1,408,569
                                                                       -----------
Total Municipal Bonds (cost $10,102,898)                                10,380,614
                                                                       -----------
  SHARES
----------
SHORT-TERM HOLDINGS (1.9%)
   200,000  New Hampshire HEHFA Revenue Muni Demand Notes, FGIC
              insured, 4.00%, 7/1/21(a)
                (cost $200,000)......................................      200,000
                                                                       -----------
Total Investments (100.0%) (cost $10,302,898)                          $10,580,614
                                                                       -----------
                                                                       -----------

See Notes to Schedule of Investments.  14      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (69.6%)
CHEMICALS & ALLIED PRODUCTS (5.0%)
              6,100 Dow Chemical Co.........................  $   553,195
             11,500 Schering-Plough Corp....................      592,250
                                                              -----------
                                                                1,145,445
                                                              -----------
COMMUNICATIONS (4.3%)
             13,500 AT&T Corp...............................      598,219
              6,000 British Telecommunications, ADR.........      399,750
                                                              -----------
                                                                  997,969
                                                              -----------
DEPOSITORY INSTITUTIONS (3.9%)
              8,900 Banc One Corp...........................      496,731
              8,000 First Union Corp........................      400,500
                                                              -----------
                                                                  897,231
                                                              -----------
ELECTRIC, GAS & SANITARY SERVICES (3.3%)
             10,000 Boston Edison Co........................      306,875
             12,500 GPU Corp................................      448,439
                                                              -----------
                                                                  755,314
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
 EXCEPT COMPUTER EQUIPMENT (3.3%)
             12,000 HMT Technology Corp.(c).................      188,250
             12,790 Harris Corp.............................      585,143
                                                              -----------
                                                                  773,393
                                                              -----------
ENERGY (1.4%)
              7,600 New Century Energies, Inc.(c)...........      315,875
                                                              -----------
FOOD & KINDRED PRODUCTS (1.3%)
              7,200 Universal Foods Corp....................      289,800
                                                              -----------
HEALTH SERVICES (4.0%)
             26,500 Beverly Enterprises, Inc.(c)............      460,438
             16,000 Tenet Healthcare Corp.(c)...............      466,000
                                                              -----------
                                                                  926,438
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
 EQUIPMENT (8.9%)
              5,455 Compaq Computer Corp.(c)................      407,761
              6,500 IBM Corp................................      688,594
             13,900 Timken Co...............................      556,869
             10,000 Western Digital Corp.(c)................      400,625
                                                              -----------
                                                                2,053,849
                                                              -----------
INSURANCE CARRIERS (6.1%)
             12,200 American Financial Group, Inc...........      542,900
              8,000 Conseco Inc.............................      390,500

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INSURANCE CARRIERS, CONTINUED
              7,066 Travelers Group, Inc....................  $   482,255
                                                              -----------
                                                                1,415,655
                                                              -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (2.5%)
              8,500 Tektronix, Inc..........................      573,219
                                                              -----------
METAL MINING (2.4%)
              7,000 Phelps Dodge Corp.......................      543,375
                                                              -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (2.0%)
             14,200 ITT Industries, Inc.....................      471,262
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (5.6%)
              5,950 Atlantic Richfield Co...................      508,353
              4,460 Mobil Corp..............................      330,040
              9,000 Phillips Petroleum Co...................      464,625
                                                              -----------
                                                                1,303,018
                                                              -----------
RAILROAD TRANSPORTATION (2.0%)
              7,800 CSX Corp................................      456,300
                                                              -----------
STEEL (1.8%)
             12,000 USX-US Steel Group, Inc.................      417,000
                                                              -----------
TOBACCO PRODUCTS (2.2%)
             12,000 Philip Morris Cos. Inc..................      498,750
                                                              -----------
TRANSPORTATION EQUIPMENT (7.5%)
             15,000 Fleetwood Enterprises, Inc..............      503,438
             12,000 Ford Motor Co...........................      543,000
             14,000 Trinity Industries, Inc.................      675,500
                                                              -----------
                                                                1,721,938
                                                              -----------
WHOLESALE TRADE-NONDURABLE GOODS (2.1%)
             12,100 Supervalu, Inc..........................      474,925
                                                              -----------
Total Common Stock
  (cost $12,444,479)                                           16,030,756
                                                              -----------
    FACE AMOUNT
    ----------
CORPORATE BONDS & NOTES (8.0%)
$            50,000 Allstate Corp., 5.875%, 6/15/98.........       50,031
            100,000 Avco Financial Services, 5.875%,
                      10/15/97..............................      100,011
             45,000 Avco Financial Services, 5.50%,
                      5/1/98................................       44,935
            150,000 Bear Stearns Cos., Inc., 6.625%,
                      1/15/04...............................      149,559
            200,000 Chase Manhattan Corp., 6.25%, 1/15/06...      193,770

See Notes to Schedule of Investments.  15      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED
$            50,000 Ford Motor Credit Corp., 7.125%,
                      12/1/97...............................  $    50,123
            100,000 GTE South, Inc., 6.25%, 11/15/97........      100,085
            100,000 Household Finance Corp., 7.625%,
                      6/15/99...............................      102,395
            200,000 Household Finance Corp., 8.00%,
                      8/15/04...............................      206,633
             20,000 IBM Credit Corp., 5.55%, 11/5/98........       19,925
            200,000 Lockheed Martin Corp., 6.85%, 5/15/01...      203,088
             65,000 PepsiCo, Inc., 6.25%, 9/1/99............       65,345
            200,000 Sears Roebuck Acceptance Corp., 6.75%,
                      9/15/05...............................      200,858
            100,000 Southwestern Bell Capital Corp., 6.05%,
                      2/9/98................................      100,159
            100,000 Wachovia Corp., 7.00%, 12/15/99.........      101,889
             50,000 Wal-Mart Stores, Inc., 5.50%, 3/1/98....       49,960
            100,000 WMX Technologies, Inc., 8.25%,
                      11/15/99..............................      104,238
                                                              -----------
Total Corporate Bonds & Notes
  (cost $1,846,995)                                             1,843,004
                                                              -----------
GOVERNMENT AGENCY NOTES (7.0%)
FHLB (1.3%)
            300,000 6.41%, 12/29/03.........................      297,192
                                                              -----------
FHLMC (2.7%)
            400,000 6.89%, 10/3/05..........................      406,394
            200,000 6.65%, 2/9/06...........................      199,377
                                                              -----------
Total FHLMC                                                       605,771
                                                              -----------
FNMA (3.0%)
            100,000 9.55%, 11/10/97.........................      100,432
            500,000 6.54%, 9/8/00...........................      502,276
            100,000 6.38%, 4/29/03..........................       99,128
                                                              -----------
Total FNMA                                                        701,836
                                                              -----------
Total Government Agency Notes
  (cost $1,574,712)                                             1,604,799
                                                              -----------
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.4%)
FHLMC (1.7%)
$           200,000 Series 1491 GB, 6.90%, 11/15/21.........  $   200,694
            200,000 Series 1678 C, 6.00%, 8/15/08...........      196,592
                                                              -----------
Total FHLMC                                                       397,286
                                                              -----------
FNMA (1.7%)
            400,000 Series 1992-184 C, 7.00%, 10/25/21......      383,060
                                                              -----------
Total Collateralized Mortgage Obligations
  (cost $798,125)                                                 780,346
                                                              -----------
MORTGAGE BACKED SECURITIES (0.7%)
GNMA (0.7%)
                    Pool 394795, 7.50%, 10/15/10 (cost
                      $171,789).............................      172,270
                                                              -----------
U.S. TREASURY NOTES (8.5%)
            500,000 6.38%, 1/15/99..........................      504,063
            125,000 9.13%, 5/15/99..........................      131,367
            275,000 6.75%, 6/30/99..........................      279,380
            400,000 6.13%, 7/31/00..........................      402,625
            350,000 6.25%, 8/31/02..........................      353,390
            275,000 7.25%, 5/15/04..........................      292,275
                                                              -----------
Total U.S. Treasury Notes
  (cost $1,939,803)                                             1,963,100
                                                              -----------
U.S. TREASURY BONDS (1.8%)
            400,000 6.88%, 8/15/25 (cost $393,942)..........      420,625
                                                              -----------
      SHARES
    ----------
SHORT-TERM HOLDINGS(1.0%)
            233,406 Boston 1784 Institutional US Treasury
                      Money Market Fund (cost $233,406).....      233,406
                                                              -----------
Total Investments (100.0%)
  (cost $19,403,251)                                          $23,048,306
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  16      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (95.8%)
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (3.1%)
              10,000 Southdown, Inc.......................... $   546,250
                                                              -----------
CHEMICALS & ALLIED PRODUCTS (10.9%)
               5,000 Abbott Laboratories.....................     319,688
               6,000 Bristol-Myers Squibb Co.................     496,500
               3,000 Dow Chemical Co.........................     272,060
               5,000 Eastman Chemical Co.....................     310,000
              10,000 Schering-Plough Corp....................     515,000
                                                              -----------
                                                                1,913,248
                                                              -----------
COMMUNICATIONS (7.8%)
               8,000 AT&T Corp...............................     354,500
               4,000 Ameritech Corp..........................     266,000
               8,000 GTE Corp................................     363,000
              17,000 US West Media Group(c)..................     379,314
                                                              -----------
                                                                1,362,814
                                                              -----------
DEPOSITORY INSTITUTIONS (7.4%)
               5,000 BankBoston Corp.........................     442,189
               5,250 First Virginia Banks, Inc...............     249,375
               5,000 JSB Financial, Inc......................     244,689
               1,333 Wells Fargo & Co........................     366,575
                                                              -----------
                                                                1,302,828
                                                              -----------
ELECTRIC POWER (1.0%)
               5,000 CINergy Corp............................     167,185
                                                              -----------
ELECTRIC, GAS & SANITARY SERVICES (2.2%)
               6,000 Boston Edison Co........................     184,125
               5,000 New Century Energies, Inc.(c)...........     207,813
                                                              -----------
                                                                  391,938
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (6.8%)
               9,000 Harris Corp.............................     411,750
               7,000 Teleflex Inc............................     242,375
               4,000 Texas Instruments, Inc..................     540,500
                                                              -----------
                                                                1,194,625
                                                              -----------
FOOD STORES (4.2%)
              20,000 American Stores Co......................     487,500
              16,000 Ruddick Corp............................     258,000
                                                              -----------
                                                                  745,500
                                                              -----------
FOOD & KINDRED PRODUCTS (1.4%)
               6,000 Universal Foods Corp....................     241,500
                                                              -----------
HEALTH SERVICES (3.3%)
              15,000 Beverly Enterprises, Inc.(c)............     260,625

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
HEALTH SERVICES, CONTINUED
              11,000 Tenet Healthcare Corp.(c)............... $   320,375
                                                              -----------
                                                                  581,000
                                                              -----------
HOLDING & OTHER INVESTMENT OFFICES (1.3%)
              10,000 Security Capital Pacific Trust..........     235,000
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.1%)
               2,000 IBM Corp................................     211,875
               8,000 Timken Co...............................     320,500
               6,200 Varian Associates, Inc..................     385,175
               4,000 Western Digital Corp.(c)................     160,251
                                                              -----------
                                                                1,077,801
                                                              -----------
INSURANCE CARRIERS (4.9%)
              10,000 American Bankers Insurance..............     365,000
               7,333 Travelers Group, Inc....................     500,477
                                                              -----------
                                                                  865,477
                                                              -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
  OPTICAL GOODS (0.8%)
               2,000 Tektronix, Inc..........................     134,875
                                                              -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (2.5%)
              13,000 ITT Industries, Inc.....................     431,435
                                                              -----------
MISCELLANEOUS RETAIL (1.9%)
              10,000 Toys "R" Us, Inc.(c)....................     355,000
                                                              -----------
OIL & GAS EXTRACTION (2.0%)
               4,000 Atlantic Richfield Co...................     341,750
                                                              -----------
PAPER & ALLIED PRODUCTS (2.6%)
               4,500 Boise Cascade Corp......................     189,282
               7,000 Willamette Industries...................     267,750
                                                              -----------
                                                                  457,032
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (6.4%)
               5,000 Mobil Corp..............................     370,000
               8,000 Phillips Petroleum Co...................     413,000
               8,000 Repsol, S.A. ADR........................     347,000
                                                              -----------
                                                                1,130,000
                                                              -----------
PRIMARY METAL INDUSTRIES (1.6%)
               8,000 USX-US Steel Group, Inc.................     278,000
                                                              -----------
PRINTING & PUBLISHING (1.0%)
               6,000 Banta Corp..............................     168,600
                                                              -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.8%)
               6,000 Edwards (A.G.) Inc......................     308,250
                                                              -----------

See Notes to Schedule of Investments.  17      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
TOBACCO PRODUCTS (1.4%)
               6,000 Philip Morris Cos. Inc.................. $   249,375
                                                              -----------
TRANSPORTATION (10.0%)
              10,000 Fleetwood Enterprises, Inc..............     335,626
               6,000 Ford Motor Co...........................     271,500
               3,000 Northrop Grumman Corp...................     364,125
               4,000 Textron, Inc............................     260,000
              11,000 Trinity Industries, Inc.................     530,750
                                                              -----------
                                                                1,762,001
                                                              -----------
WHOLESALE TRADE-NONDURABLE GOODS (3.4%)
               6,000 Supervalu, Inc..........................     235,500
              10,000 Sysco Corp..............................     369,376
                                                              -----------
                                                                  604,876
                                                              -----------
Total Common Stock
   (cost $11,414,112)                                          16,846,360
                                                              -----------
                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
WARRANTS (0.0%)
                 526 Security Capital Group Class B (cost
                      $0)...................................  $     4,208
                                                              -----------
SHORT-TERM HOLDINGS (4.2%)
            $731,691 Boston 1784 Institutional US Treasury
                      Money Market Fund (cost $731,691).....      731,691
                                                              -----------
Total Investments (100.0%)
   (cost $12,145,803)                                         $17,582,259
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  18      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Certain rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on September 30, 1997.

(b) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended.

(c) Non-income producing securities.

ADR          American Depositary Receipts
AMBAC        American Municipal Bond Assurance Corporation
CGIC         Capital Guaranty Insurance Company
EDA          Economic Development Authority
EFA          Education Finance Authority
ETM          Escrowed to Maturity
FGIC         Financial Guaranty Insurance Company
FHA          Federal Housing Authority
FHLB         Federal Home Loan Bank
FHLMC        Federal Home Loan Mortgage Corporation
FNMA         Federal National Mortgage Association
FSA          Financial Security Assurance, Inc.
GNMA         Government National Mortgage Association
GO           General Obligation
HEHFA        Higher Education & Health Facilities Authority
HFA          Housing Finance Authority
HSG AUTH     State Housing Authority
IDA          Industrial Development Authority
LO           Limited Obligation
LOC          Letter of Credit
LTGO         Limited Tax General Obligation
MBIA         Municipal Bond Insurance Association
Muni         Municipal
P/R          Prerefunded
PCR          Pollution Control Revenue
PFA          Public Finance Authority
RV           Revenue Bonds
RTC          Resolution Trust Company
SD           School District
SFM          Single Family Mortgage
VA           Veterans' Administration
USG          U.S. Governments
UTGO         Unlimited Tax General Obligation

See Notes to Financial Statements.     19      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS & LIABILITIES
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                  MAINE          NEW
                                      INVESTORS    TAXSAVER     MUNICIPAL     HAMPSHIRE       PAYSON       PAYSON
                                        BOND         BOND         BOND          BOND         BALANCED       VALUE
                                        FUND         FUND         FUND          FUND           FUND         FUND
                                     -----------  -----------  -----------  -------------   -----------  -----------
ASSETS:
    Investments (Notes 1 and 2):
      Investments at cost..........  $26,551,591  $18,856,177  $25,127,319  $ 10,302,898    $19,403,251  $12,145,803
      Net unrealized appreciation
       (depreciation)..............      628,928      905,599      992,266       277,716      3,645,055    5,436,456
                                     -----------  -----------  -----------  -------------   -----------  -----------
        Total investments at
         value.....................   27,180,519   19,761,776   26,119,585    10,580,614     23,048,306   17,582,259
    Cash...........................           --           --           --        25,857             --           --
    Interest, dividends and other
     receivables...................      330,889      360,172      504,981       203,034        114,941       31,031
    Receivable for securities
     sold..........................    1,175,000      244,017           --            --        319,389           --
    Receivable for Fund shares
     sold..........................      130,302           --        1,488       502,339            691        7,844
                                     -----------  -----------  -----------  -------------   -----------  -----------
Total Assets.......................   28,816,710   20,365,965   26,626,054    11,311,844     23,483,327   17,621,134
                                     -----------  -----------  -----------  -------------   -----------  -----------
LIABILITIES:
    Dividends payable..............      176,079       56,299       44,304         9,397         76,583       13,654
    Payable for securitites
     purchased.....................    1,380,713      243,705           --            --             --      168,600
    Payable to Adviser (Note 3)....        9,016        6,492        8,680         3,471         11,388       11,206
    Payable for Fund shares
     redeemed......................       66,406           --        9,196            --          3,932        1,000
    Accrued expenses and other
     liabilities...................        6,231        2,922        3,903         1,517         21,588       18,633
                                     -----------  -----------  -----------  -------------   -----------  -----------
Total Liabilities..................    1,638,445      309,418       66,083        14,385        113,491      213,093
                                     -----------  -----------  -----------  -------------   -----------  -----------
NET ASSETS.........................  $27,178,265  $20,056,547  $26,559,971  $ 11,297,459    $23,369,836  $17,408,041
                                     -----------  -----------  -----------  -------------   -----------  -----------
                                     -----------  -----------  -----------  -------------   -----------  -----------
COMPONENTS OF NET ASSETS:
    Paid in capital................  $26,622,682  $19,126,945  $25,544,329  $ 11,025,215    $17,510,861  $11,144,048
    Undistributed (distribution in
     excess of) net investment
     income........................       (2,108)          --           --           489          1,998      (24,646)
    Unrealized appreciation
     (depreciation) on
     investments...................      628,928      905,599      992,266       277,716      3,645,055    5,436,456
    Accumulated net realized gain
     (loss)........................      (71,237)      24,003       23,376        (5,961)     2,211,922      852,183
                                     -----------  -----------  -----------  -------------   -----------  -----------
NET ASSETS.........................  $27,178,265  $20,056,547  $26,559,971  $ 11,297,459    $23,369,836  $17,408,041
                                     -----------  -----------  -----------  -------------   -----------  -----------
                                     -----------  -----------  -----------  -------------   -----------  -----------
SHARES OF BENEFICIAL INTEREST......    2,622,957    1,868,562    2,420,263     1,063,801      1,478,217      864,810
                                     -----------  -----------  -----------  -------------   -----------  -----------
                                     -----------  -----------  -----------  -------------   -----------  -----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE...................  $     10.36  $     10.73  $     10.97  $      10.62    $     15.81  $     20.13
                                     -----------  -----------  -----------  -------------   -----------  -----------
                                     -----------  -----------  -----------  -------------   -----------  -----------
OFFERING PRICE PER SHARE
 (NAV  DIVIDED BY (1-MAXIMUM SALES
 LOAD))............................  $     10.77  $     11.15  $     11.25  $      10.89    $     16.47  $     20.97
                                     -----------  -----------  -----------  -------------   -----------  -----------
                                     -----------  -----------  -----------  -------------   -----------  -----------
MAXIMUM SALES LOAD.................        3.75%        3.75%        2.50%         2.50%          4.00%        4.00%
                                     -----------  -----------  -----------  -------------   -----------  -----------
                                     -----------  -----------  -----------  -------------   -----------  -----------

See Notes to Financial Statements.     20      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                               MAINE         NEW
                                 INVESTORS     TAXSAVER      MUNICIPAL    HAMPSHIRE     PAYSON        PAYSON
                                   BOND          BOND          BOND         BOND       BALANCED        VALUE
                                   FUND          FUND          FUND         FUND         FUND          FUND
                                -----------   -----------   -----------   ---------   -----------   -----------
INVESTMENT INCOME:
    Interest income...........  $  924,994    $  557,170    $  697,772    $248,501    $  224,173    $    17,396
    Dividend income...........      73,072            --            --          --       206,313        153,472
                                -----------   -----------   -----------   ---------   -----------   -----------
Total Investment Income.......     998,066       557,170       697,772     248,501       430,486        170,868
                                -----------   -----------   -----------   ---------   -----------   -----------
EXPENSES:
    Investment advisory (Note
     3).......................      50,692        38,950        52,578      19,336        63,184         61,503
    Management (Note 3).......      38,019        29,212        39,433      14,502        21,061         15,376
    Transfer agency (Note
     3).......................      38,355        30,783        42,355      18,798        35,732         27,953
    Custody...................       5,343         2,763         3,501         811         3,060          2,730
    Accounting (Note 3).......      21,000        18,000        24,000      18,000        18,000         18,000
    Audit.....................       7,600         7,600         8,100       7,100         6,700          5,812
    Legal.....................       6,268         4,593        11,111       2,411         5,007          3,663
    Trustees..................       1,293         1,068         1,338         679         1,131            901
    Reporting.................       5,504         3,969         7,671       5,788         4,942          3,707
    Miscellaneous.............       4,763         4,490        13,475       7,832         8,652          5,602
                                -----------   -----------   -----------   ---------   -----------   -----------
Total Expenses................     178,837       141,428       203,562      95,257       167,469        145,247
Expenses reimbursed and fees
 waived (Note 4)..............     (90,136)      (83,010)     (124,705)    (66,258)      (46,501)       (33,927)
                                -----------   -----------   -----------   ---------   -----------   -----------
Net Expenses..................      88,701        58,418        78,857      28,999       120,968        111,320
                                -----------   -----------   -----------   ---------   -----------   -----------
NET INVESTMENT INCOME
 (LOSS).......................     909,365       498,752       618,915     219,502       309,518         59,548
                                -----------   -----------   -----------   ---------   -----------   -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss)
     on investments sold......      67,392        28,605        64,109       7,784     1,357,832        587,418
    Net change in unrealized
     appreciation
     (depreciation) on
     investments..............     358,483       429,709       521,255     270,287     2,348,433      2,773,696
                                -----------   -----------   -----------   ---------   -----------   -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS...     425,875       458,314       585,364     278,071     3,706,265      3,361,114
                                -----------   -----------   -----------   ---------   -----------   -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS...................  $1,335,240    $  957,066    $1,204,279    $497,573    $4,015,783    $ 3,420,662
                                -----------   -----------   -----------   ---------   -----------   -----------
                                -----------   -----------   -----------   ---------   -----------   -----------

See Notes to Financial Statements.     21      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1997 AND
THE SIX MONTHS ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                                       MAINE
                                  INVESTORS                 TAXSAVER                 MUNICIPAL
                                    BOND                      BOND                      BOND
                                    FUND                      FUND                      FUND
                           -----------------------  ------------------------  ------------------------
                              AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT       SHARES
                           ------------  ---------  ------------  ----------  ------------  ----------
NET ASSETS--MARCH 31,
  1996.................... $25,675,978              $17,914,805               $26,043,867
-------------------------- ------------             ------------              ------------
OPERATIONS:
  Net investment income
    (loss)................   1,738,605                  932,979                 1,211,407
  Net realized gain (loss)
    on investments sold...    (141,125)                  (1,358)                   27,570
  Net change in unrealized
    appreciation
    (depreciation) on
    investments...........     159,124                  (57,061)                  (14,199)
                           ------------             ------------              ------------
    Net Increase
      (Decrease) in Net
      Assets Resulting
      from Operations.....   1,756,604                  874,560                 1,224,778
                           ------------             ------------              ------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income...  (1,748,440)                (932,979)               (1,211,407)
  Net realized gain on
    investments...........     (42,129)                 (89,232)                       --
                           ------------             ------------              ------------
    Total Distribution to
      Shareholders........  (1,790,569)              (1,022,211)               (1,211,407)
                           ------------             ------------              ------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares..........   4,548,773     445,780    1,975,008      186,690    4,353,571      386,296
  Reinvestment of
    distributions.........     372,783      36,554      381,020       36,054      679,876       84,023
  Redemption of shares....  (8,373,325)   (819,354)  (2,366,175)    (224,222)  (5,263,190)    (492,962)
                           ------------  ---------  ------------  ----------  ------------  ----------
    Net Increase
      (Decrease) from
      Capital
      Transactions........  (3,451,769)   (337,020)     (10,147)      (1,478)    (229,743)     (22,643)
                           ------------  ---------  ------------  ----------  ------------  ----------
                                         ---------                ----------                ----------
  Net Increase
    (Decrease)............  (3,485,734)                (157,798)                 (216,372)
                           ------------             ------------              ------------
NET ASSETS--MARCH 31, 1997
  (Including line A)......  22,190,244               17,757,007                25,827,495
                           ------------             ------------              ------------
OPERATIONS:
  Net investment income
   (loss).................     909,365                  498,752                   618,915
  Net realized gain (loss)
    on investments sold...      67,392                   28,605                    64,109
  Net change in unrealized
    appreciation
    (depreciation) on
    investments...........     358,483                  429,709                   521,255
                           ------------             ------------              ------------
    Net Increase in Net
      Assets Resulting
      from Operations.....   1,335,240                  957,066                 1,204,279
                           ------------             ------------              ------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income...    (909,365)                (498,752)                 (618,915)
                           ------------             ------------              ------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares..........   8,226,575     800,070    3,285,095      310,922    1,933,107      177,830
  Reinvestment of
    distributions.........     155,783      15,094      198,241       18,607      455,997       41,927
  Redemption of shares....  (3,820,212)   (370,846)  (1,642,110)    (154,164)  (2,241,992)    (206,221)
                           ------------  ---------  ------------  ----------  ------------  ----------
    Net Increase
      (Decrease) from
      Capital
      Transactions........   4,562,146     444,318    1,841,226      175,365      147,112       13,536
                           ------------  ---------  ------------  ----------  ------------  ----------
                                         ---------                ----------                ----------
  Net Increase
    (Decrease)............   4,988,021                2,299,540                   732,476
                           ------------             ------------              ------------
NET ASSETS--SEPTEMBER 30,
  1997
  (Including line
  B)(unaudited)........... $27,178,265              $20,056,547               $26,559,971
                           ------------             ------------              ------------
                           ------------             ------------              ------------
  (A) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    March 31, 1997........ $    (2,108)             $        --               $        --
                           ------------             ------------              ------------
                           ------------             ------------              ------------
  (B) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    September 30, 1997.... $    (2,108)             $        --               $        --
                           ------------             ------------              ------------
                           ------------             ------------              ------------

See Notes to Financial Statements.     22      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 1997 AND
THE SIX MONTHS ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                   NEW
                                                HAMPSHIRE                    PAYSON                       PAYSON
                                                   BOND                     BALANCED                      VALUE
                                                   FUND                       FUND                         FUND
                                         ------------------------  ---------------------------  --------------------------
                                            AMOUNT       SHARES       AMOUNT         SHARES        AMOUNT        SHARES
                                         ------------  ----------  -------------  ------------  -------------  -----------
NET ASSETS--MARCH 31, 1996.............. $ 6,903,448               $  17,455,477                $  10,319,479
---------------------------------------- ------------              -------------                -------------
OPERATIONS:
  Net investment income (loss)..........     369,767                     549,597                      150,333
  Net realized gain (loss) on
    investments sold....................       7,800                   1,527,258                      564,564
  Net change in unrealized appreciation
    (depreciation) on investments.......     (31,627)                   (456,564)                     695,895
                                         ------------              -------------                -------------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations......................     345,940                   1,620,291                    1,410,792
                                         ------------              -------------                -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................    (369,767)                   (543,918)                    (147,191)
  Net realized gain on investments......          --                  (1,714,763)                  (1,171,228)
                                         ------------              -------------                -------------
      Total Distribution to
        Shareholders....................    (369,767)                 (2,258,681)                  (1,318,419)
                                         ------------              -------------                -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares........................   3,290,772      317,277      1,843,928       148,919      2,557,138      158,335
  Reinvestment of distributions.........     260,377       31,104      1,361,863       102,532        829,392       52,847
  Redemption of shares..................  (1,740,090)    (173,693)    (1,859,735)     (149,706)      (689,414)     (42,359)
                                         ------------  ----------  -------------  ------------  -------------  -----------
      Net Increase (Decrease) from
        Capital Transactions............   1,811,059      174,688      1,346,056       101,745      2,697,116      168,823
                                         ------------  ----------  -------------  ------------  -------------  -----------
                                                       ----------                 ------------                 -----------
  Net Increase (Decrease)...............   1,787,232                     707,666                    2,789,489
                                         ------------              -------------                -------------
NET ASSETS--MARCH 31, 1997
  (Including line A)....................   8,690,680                  18,163,143                   13,108,968
                                         ------------              -------------                -------------
OPERATIONS:
  Net investment income (loss)..........     219,502                     309,518                       59,548
  Net realized gain (loss) on
    investments sold....................       7,784                   1,357,832                      587,418
  Net change in unrealized appreciation
    (depreciation) on investments.......     270,287                   2,348,432                    2,773,696
                                         ------------              -------------                -------------
      Net Increase in Net Assets
        Resulting from Operations.......     497,573                   4,015,782                    3,420,662
                                         ------------              -------------                -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................    (219,502)                   (306,154)                     (59,804)
                                         ------------              -------------                -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares........................   2,659,950      252,365      2,162,947       149,004      1,634,205       89,180
  Reinvestment of distributions.........     200,108       19,046        175,082        11,477         36,548        1,891
  Redemption of shares..................    (531,350)     (50,652)      (840,964)      (58,070)      (732,538)     (40,302)
                                         ------------  ----------  -------------  ------------  -------------  -----------
      Net Increase (Decrease) from
        Capital Transactions............   2,328,708      220,759      1,497,065       102,411        938,215       50,769
                                         ------------  ----------  -------------  ------------  -------------  -----------
                                                       ----------                 ------------                 -----------
  Net Increase (Decrease)...............   2,606,779                   5,206,693                    4,299,073
                                         ------------              -------------                -------------
NET ASSETS--SEPTEMBER 30, 1997
  (Including line B)(unaudited)......... $11,297,459               $  23,369,836                $  17,408,041
                                         ------------              -------------                -------------
                                         ------------              -------------                -------------
(A) Accumulated undistributed
  (distribution in excess of) net
  investment income, March 31, 1997..... $       489               $      (1,366)               $     (24,390)
                                         ------------              -------------                -------------
                                         ------------              -------------                -------------
(B) Accumulated undistributed
  (distribution in excess of) net
  investment income, September 30,
  1997.................................. $       489               $       1,998                $     (24,646)
                                         ------------              -------------                -------------
                                         ------------              -------------                -------------

See Notes to Financial Statements.     23      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   INVESTORS                                              TAXSAVER
                                                      BOND                                                  BOND
                                                      FUND                                                  FUND
                           ----------------------------------------------------------     ----------------------------------------
SELECTED PER SHARE          SIX MONTHS                                                     SIX MONTHS
DATA AND RATIOS FOR A          ENDED                                                          ENDED
SHARE OUTSTANDING          SEPTEMBER 30,             YEAR ENDED MARCH 31,                 SEPTEMBER 30,    YEAR ENDED MARCH 31,
THROUGHOUT EACH            -------------  -------------------------------------------     -------------  -------------------------
PERIOD                        1997(a)      1997     1996     1995     1994     1993          1997(a)      1997     1996     1995
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
Net Asset Value,
   Beginning of Period....    $ 10.19     $ 10.21  $ 10.00  $ 10.38  $ 10.71  $ 10.43        $ 10.49     $ 10.57  $ 10.39  $ 10.35
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
Investment Operations
  Net Investment Income
   (Loss).................       0.37        0.71     0.74     0.82     0.81     0.82           0.27        0.56     0.57     0.57
  Net Realized and
   Unrealized Gain (Loss)
   on Investments.........       0.17          --     0.21    (0.38)   (0.30)    0.53           0.24       (0.03)    0.18     0.04
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
Total from Investment
   Operations.............       0.54        0.71     0.95     0.44     0.51     1.35           0.51        0.53     0.75     0.61
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
Distributions From
  Net Investment Income...      (0.37)      (0.71)   (0.74)   (0.82)   (0.81)   (0.82)         (0.27)      (0.56)   (0.57)   (0.57)
  Net Realized Gain on
   Investments............         --       (0.02)      --       --    (0.03)   (0.25)            --       (0.05)      --       --
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
Total Distributions.......      (0.37)      (0.73)   (0.74)   (0.82)   (0.84)   (1.07)         (0.27)      (0.61)   (0.57)   (0.57)
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
Net Asset Value, End of
   Period.................    $ 10.36     $ 10.19  $ 10.21  $ 10.00  $ 10.38  $ 10.71        $ 10.73     $ 10.49  $ 10.57  $ 10.39
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------

Total Return(b)...........       5.39%(c)    7.18%    9.84%    4.55%    4.70%   13.53%          4.94%(c)    5.15%    7.36%    6.18%

Ratio/Supplementary Data
Net Assets at End of
   Period (000's
   omitted)...............    $27,178     $22,190  $25,676  $25,890  $26,083  $26,832        $20,057     $17,757  $17,915  $16,018
Ratios to Average Net
   Assets:
  Expenses including
   reimbursement/waiver...       0.70%(d)    0.70%    0.43%    0.75%    0.75%    0.75%          0.60%(d)    0.60%    0.60%    0.60%
  Expenses excluding
   reimbursement/waiver...       1.41%(d)    1.45%    1.36%    1.33%    1.31%    1.40%          1.45%(d)    1.53%    1.48%    1.45%
  Net investment income
   (loss) including
   reimbursement/waiver...       7.18%(d)    6.94%    7.29%    8.19%    7.49%    7.71%          5.12%(d)    5.28%    5.35%    5.62%
Portfolio turnover rate...      44.38%      79.42%   42.89%   48.17%   41.41%  193.21%         15.42%      34.19%   61.61%   63.85%


SELECTED PER SHARE
DATA AND RATIOS FOR A
SHARE OUTSTANDING
THROUGHOUT EACH
PERIOD                       1994     1993
                            -------  -------
Net Asset Value,
   Beginning of Period....  $ 10.63  $ 10.26
                            -------  -------
Investment Operations
  Net Investment Income
   (Loss).................     0.57     0.63
  Net Realized and
   Unrealized Gain (Loss)
   on Investments.........    (0.01)    0.49
                            -------  -------
Total from Investment
   Operations.............     0.56     1.12
                            -------  -------
Distributions From
  Net Investment Income...    (0.57)   (0.63)
  Net Realized Gain on
   Investments............    (0.27)   (0.12)
                            -------  -------
Total Distributions.......    (0.84)   (0.75)
                            -------  -------
Net Asset Value, End of
   Period.................  $ 10.35  $ 10.63
                            -------  -------
                            -------  -------
Total Return(b)...........     5.24%   11.28%
Ratio/Supplementary Data
Net Assets at End of
   Period (000's
   omitted)...............  $16,518  $16,580
Ratios to Average Net
   Assets:
  Expenses including
   reimbursement/waiver...     0.60%    0.60%
  Expenses excluding
   reimbursement/waiver...     1.50%    1.56%
  Net investment income
   (loss) including
   reimbursement/waiver...     5.27%    5.98%
Portfolio turnover rate...   141.80%  240.36%

----------------------------------------

(a)Unaudited.

(b)Total return calculations does not include sales charge.

(c)Not annualized.

(d)Annualized.

                                       24      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         MAINE
                                                       MUNICIPAL                                       NEW HAMPSHIRE
                                                          BOND                                             BOND
                                                          FUND                                             FUND
                               ----------------------------------------------------------     -------------------------------
SELECTED PER SHARE              SIX MONTHS                                                     SIX MONTHS
DATA AND RATIOS FOR A              ENDED                                                          ENDED      YEAR ENDED MARCH
SHARE OUTSTANDING              SEPTEMBER 30,             YEAR ENDED MARCH 31,                 SEPTEMBER 30,        31,
THROUGHOUT EACH                -------------  -------------------------------------------     -------------  ----------------
PERIOD                            1997(a)      1997     1996     1995     1994     1993          1997(a)      1997     1996
                               -------------  -------  -------  -------  -------  -------     -------------  -------  -------
Net Asset Value,
   Beginning of Period........    $ 10.73     $ 10.72  $ 10.47  $ 10.37  $ 10.55  $  9.98        $ 10.31     $ 10.33  $ 10.08
                               -------------  -------  -------  -------  -------  -------     -------------  -------  -------
Investment Operations
  Net Investment Income
   (Loss).....................       0.26        0.51     0.51     0.52     0.52     0.58           0.24        0.48     0.48
  Net Realized and Unrealized
   Gain (Loss) on
   Investments................       0.24        0.01     0.25     0.11    (0.16)    0.57           0.31       (0.02)    0.25
                               -------------  -------  -------  -------  -------  -------     -------------  -------  -------
Total from Investment
   Operations.................       0.50        0.52     0.76     0.63     0.36     1.15           0.55        0.46     0.73
                               -------------  -------  -------  -------  -------  -------     -------------  -------  -------
Distributions From
  Net Investment Income.......      (0.26)      (0.51)   (0.51)   (0.52)   (0.52)   (0.58)         (0.24)      (0.48)   (0.48)
  Net Realized Gain on
   Investments................         --          --       --    (0.01)   (0.02)      --             --          --       --
                               -------------  -------  -------  -------  -------  -------     -------------  -------  -------
Total Distributions...........      (0.26)      (0.51)   (0.51)   (0.53)   (0.54)   (0.58)         (0.24)      (0.48)   (0.48)
                               -------------  -------  -------  -------  -------  -------     -------------  -------  -------
Net Asset Value, End of
   Period.....................    $ 10.97     $ 10.73  $ 10.72  $ 10.47  $ 10.37  $ 10.55        $ 10.62     $ 10.31  $ 10.33
                               -------------  -------  -------  -------  -------  -------     -------------  -------  -------
                               -------------  -------  -------  -------  -------  -------     -------------  -------  -------

Total Return(c)...............       4.67%(d)    4.98%    7.34%    6.31%    3.42%   11.80%          5.38%(d)    4.56%    7.36%

Ratio/Supplementary Data
Net Assets at End of Period
   (000's omitted)............    $26,560     $25,827  $26,044  $25,525  $26,310  $16,518        $11,297     $ 8,691  $ 6,903
Ratios to Average Net Assets:
  Expenses including
   reimbursement/waiver.......       0.60%(e)    0.60%    0.60%    0.50%    0.50%    0.40%          0.60%(e)    0.60%    0.60%
  Expenses excluding
   reimbursement/waiver.......       1.55%(e)    1.56%    1.48%    1.40%    1.44%    1.98%          1.97%(e)    2.22%    2.26%
  Net investment income (loss)
   including
   reimbursement/waiver.......       4.71%(e)    4.77%    4.73%    5.08%    4.81%    5.25%          4.54%(e)    4.65%    4.65%
Portfolio turnover rate.......       7.88%      21.18%   34.07%   31.55%   13.47%    7.82%          5.58%      53.46%   34.31%


SELECTED PER SHARE
DATA AND RATIOS FOR A
SHARE OUTSTANDING
THROUGHOUT EACH
PERIOD                           1995     1994    1993(b)
                                -------  -------  -------
Net Asset Value,
   Beginning of Period........  $  9.96  $ 10.01  $10.00
                                -------  -------  -------
Investment Operations
  Net Investment Income
   (Loss).....................     0.49     0.51    0.12
  Net Realized and Unrealized
   Gain (Loss) on
   Investments................     0.12    (0.03)   0.01
                                -------  -------  -------
Total from Investment
   Operations.................     0.61     0.48    0.13
                                -------  -------  -------
Distributions From
  Net Investment Income.......    (0.49)   (0.51)  (0.12)
  Net Realized Gain on
   Investments................       --    (0.02)     --
                                -------  -------  -------
Total Distributions...........    (0.49)   (0.53)  (0.12)
                                -------  -------  -------
Net Asset Value, End of
   Period.....................  $ 10.08  $  9.96  $10.01
                                -------  -------  -------
                                -------  -------  -------
Total Return(c)...............     6.32%    4.75%   5.55%(e)
Ratio/Supplementary Data
Net Assets at End of Period
   (000's omitted)............  $ 5,276  $ 3,555  $  442
Ratios to Average Net Assets:
  Expenses including
   reimbursement/waiver.......     0.46%    0.34%   0.50%(e)
  Expenses excluding
   reimbursement/waiver.......     2.19%    4.33%  30.85%(e)
  Net investment income (loss)
   including
   reimbursement/waiver.......     4.95%    4.68%   4.96%(e)
Portfolio turnover rate.......    37.59%    9.60%     --

----------------------------------------

(a)Unaudited.

(b)See Note 1 of Notes to Financial Statements for date of commencement of operations.

(c)Total return calculations does not include sales charge.

(d)Not Annualized.

(e)Annualized.

                                       25      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     PAYSON                                                PAYSON
                                                    BALANCED                                               VALUE
                                                      FUND                                                  FUND
                           ----------------------------------------------------------     ----------------------------------------
SELECTED PER SHARE          SIX MONTHS                                                     SIX MONTHS
DATA AND RATIOS FOR A          ENDED                                                          ENDED
SHARE OUTSTANDING          SEPTEMBER 30,             YEAR ENDED MARCH 31,                 SEPTEMBER 30,    YEAR ENDED MARCH 31,
THROUGHOUT EACH            -------------  -------------------------------------------     -------------  -------------------------
PERIOD                        1997(a)      1997     1996     1995     1994     1993          1997(a)      1997     1996     1995
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
Net Asset Value,
   Beginning of Period....    $ 13.20     $ 13.70  $ 11.90  $ 11.71  $ 11.40  $ 10.21        $ 16.10     $ 15.99  $ 12.71  $ 12.11
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
Investment Operations
  Net Investment Income
   (Loss).................       0.30        0.42     0.43     0.44     0.34     0.31           0.07        0.20     0.21     0.18
  Net Realized and
   Unrealized Gain (Loss)
   on Investments.........       2.61        0.84     2.12     0.24     0.46     1.20           4.03        1.81     3.29     0.60
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
Total from Investment
   Operations.............       2.91        1.26     2.55     0.68     0.80     1.51           4.10        2.01     3.50     0.78
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
Distributions From
  Net Investment Income...      (0.30)      (0.42)   (0.43)   (0.44)   (0.35)   (0.31)         (0.07)      (0.20)   (0.21)   (0.18)
  Net Realized Gain on
   Investments............         --       (1.34)   (0.32)   (0.05)   (0.14)   (0.01)            --       (1.70)   (0.01)      --
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
Total Distributions.......      (0.30)      (1.76)   (0.75)   (0.49)   (0.49)   (0.32)         (0.07)      (1.90)   (0.22)   (0.18)
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
Net Asset Value, End of
   Period.................    $ 15.81     $ 13.20  $ 13.70  $ 11.90  $ 11.71  $ 11.40        $ 20.13     $ 16.10  $ 15.99  $ 12.71
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------
                           -------------  -------  -------  -------  -------  -------     -------------  -------  -------  -------

Total Return(c)...........      21.43%(d)    9.42%   21.70%    6.00%    6.99%   15.12%         25.49%(d)   13.01%   27.77%    6.52%

Ratio/Supplementary Data
Net Assets at End of
   Period (000's
   omitted)...............    $23,370     $18,163  $17,455  $13,872  $11,355  $ 5,396        $17,408     $13,109  $10,319  $ 7,960
Ratios to Average Net
   Assets:
  Expenses including
   reimbursement/waiver...       1.15%(e)    1.15%    1.15%    1.15%    1.15%    1.15%          1.45%(e)    1.45%    1.45%    1.46%
  Expenses excluding
   reimbursement/waiver...       1.59%(e)    1.67%    1.70%    1.72%    1.95%    2.60%          1.89%(e)    2.07%    2.16%    2.25%
  Net investment income
   (loss) including
   reimbursement/waiver...       2.94%(e)    3.07%    3.25%    3.91%    4.37%    3.27%          0.77%(e)    1.30%    1.47%    1.59%
Average Commission
   rate(f)................    $0.0690     $0.0806  $0.0973      N/A      N/A      N/A        $0.0948     $0.0979  $0.0993      N/A
Portfolio turnover rate...      22.46%      52.93%   61.77%   50.06%   80.13%   30.77%         15.00%      24.13%   53.06%   27.20%


SELECTED PER SHARE
DATA AND RATIOS FOR A
SHARE OUTSTANDING
THROUGHOUT EACH
PERIOD                       1994    1993(b)
                            -------  -------
Net Asset Value,
   Beginning of Period....  $ 11.01  $10.00
                            -------  -------
Investment Operations
  Net Investment Income
   (Loss).................     0.13    0.08
  Net Realized and
   Unrealized Gain (Loss)
   on Investments.........     1.12    1.02
                            -------  -------
Total from Investment
   Operations.............     1.25    1.10
                            -------  -------
Distributions From
  Net Investment Income...    (0.15)  (0.09)
  Net Realized Gain on
   Investments............       --      --
                            -------  -------
Total Distributions.......    (0.15)  (0.09)
                            -------  -------
Net Asset Value, End of
   Period.................  $ 12.11  $11.01
                            -------  -------
                            -------  -------
Total Return(c)...........    11.38%  17.05%(e)
Ratio/Supplementary Data
Net Assets at End of
   Period (000's
   omitted)...............  $ 5,060  $2,145
Ratios to Average Net
   Assets:
  Expenses including
   reimbursement/waiver...     1.45%   1.44%(e)
  Expenses excluding
   reimbursement/waiver...     3.04%   5.53%(e)
  Net investment income
   (loss) including
   reimbursement/waiver...     1.38%   1.63%(e)
Average Commission
   rate(f)................      N/A     N/A
Portfolio turnover rate...    32.15%  23.95%

----------------------------------------

(a)Unaudited.

(b)See Note 1 of Notes to Financial Statements for date of commencement of operations.

(c)Total return calculations does not include sales charge.

(d)Not Annualized.

(e)Annualized.

(f)For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities.

                                       26      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
September 30, 1997 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
Forum Funds-Registered Trademark- (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has fourteen active investment portfolios (each a "Fund" and collectively the "Funds"). The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Payson Balanced Fund and Payson Value Fund are diversified portfolios. All other Funds are non-diversified. Included in this report are the six Funds listed below. Each Fund commenced operations on the following dates:

Investors Bond Fund                                 October 2, 1989
TaxSaver Bond Fund                                  October 2, 1989
Maine Municipal Bond Fund                           December 5, 1991
New Hampshire Bond Fund                             December 31, 1992
Payson Balanced Fund                                November 25, 1991
Payson Value Fund                                   July 31, 1992

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION-Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less held by the Funds are valued at amortized cost.

REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying securities at all times. In the event of default, a Fund may have difficulties with the disposition of such securities.

INTEREST AND DIVIDEND INCOME-Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions of net investment income to shareholders are declared daily and paid monthly by all Funds except Payson Balanced Fund and Payson Value Fund, for which dividends are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

                                       27      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 1997 (unaudited)
--------------------------------------------------------------------------------

FEDERAL TAXES-Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REALIZED GAIN AND LOSS-Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS-The investment adviser for Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund is Forum Advisors, Inc.-Registered Trademark- ("Forum Advisors"). Forum Advisors receives an advisory fee from each of these Funds at an annual rate of 0.40%, of the average daily net assets of each Fund. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson"). Payson receives an advisory fee of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

MANAGEMENT AND OTHER SERVICES-Forum Financial Corp.-Registered Trademark- ("FFC"), an affiliate of Forum Advisors, serves as the Funds transfer agent and dividend disbursing agent, and for those services receives an annual fee of $12,000 plus 0.25% of the average daily net assets of each Fund.

Effective June 19, 1997, Forum Accounting Services, Limited Liability Company ("FAcS") serves as the Trust's fund accountant. FAcS is compensated for such services at an amount of $36,000 per year per Fund, plus certain amounts based upon the number and types of portfolio transactions within each Fund. Prior to June 19, 1997, FFC also served as the fund accountant of the Trust pursuant to the same terms and compensation as FAcS.

Effective June 19, 1997, the manager of the Trust is Forum Administrative Services, Limited Liability Company ("FAdS"), receives a management fee for its services to Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund at an annual rate of 0.30% of the average daily net assets of each Fund. FAdS receives a management fee for its services to Payson Balanced Fund and Payson Value Fund at an annual rate of 0.20% and 0.20% of the average daily net assets of each Fund, respectively. In addition, FAdS charged certain legal expenses to the Funds aggregating $827. Forum Financial Services, Inc.-Registered Trademark- ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as the distributor of the Funds' shares. Prior to June 19, 1997, FFSI also served as the manager of the Trust pursuant to the same terms and compensation as FAdS.

FFSI also received sales commissions during the period ended September 30, 1997 amounting to $56,439 after deducting $56,439 allowed to authorized dealers and agents. FAdS, Forum Advisors, FFC and FFSI are affiliated companies.

                                       28      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 1997 (unaudited)
--------------------------------------------------------------------------------

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES
FFC and FAdS have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Funds so that total expenses of the Funds would not exceed certain limitations. FFC and FAdS, at their discretion, may revise or discontinue the voluntary waivers. For the six months ended September 30, 1997, expenses reimbursed and fees waived were as follows:

                                                                             TOTAL
                                          EXPENSES       FEES WAIVED       EXPENSES
                                          REIMBURSED --------------------  REIMBURSED
                                          FADS AND              FADS AND   AND FEES
                                            FFSI        FFC       FFSI      WAIVED
                                          ---------  ---------  ---------  ---------
Investors Bond Fund.....................  $ 22,485   $  29,632  $38,019    $90,136
TaxSaver Bond Fund......................    31,302      22,496   29,212    83,010
Maine Municipal Bond Fund...............    61,929      23,343   39,433    124,705
New Hampshire Bond Fund.................    45,350       6,406   14,502    66,258
Payson Balanced Fund....................        --      25,440   21,061    46,501
Payson Value Fund.......................        --      18,551   15,376    33,927

NOTE 5. SECURITY TRANSACTIONS
Cost of purchases and proceeds from sales of securities (including maturities) of portfolio securities (excluding short-term investments) during the six months ended September 30, 1997 were as follows:

                                            COST OF      PROCEEDS
                                           PURCHASES    FROM SALES
                                          -----------  ------------
Investors Bond Fund.....................  $19,274,303  $11,418,453
TaxSaver Bond Fund......................    5,545,874    3,245,633
Maine Municipal Bond Fund...............    3,610,356    2,285,417
New Hampshire Bond Fund.................    2,442,718      614,339
Payson Balanced Fund....................    6,613,253    5,348,503
Payson Value Fund.......................    3,470,040    2,559,114

For federal income tax purposes, the tax basis of investment securities owned as of September 30, 1997 were the same as for financial reporting purposes. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value were as follows:

                                                           NET
                                                        UNREALIZED
                               UNREALIZED   UNREALIZED  APPRECIATION
                              APPRECIATION  DEPRECIATION (DEPRECIATION)
                              ------------  ----------  ----------
Investors Bond Fund.........  $    676,799  $  47,871   $ 628,928
TaxSaver Bond Fund..........       905,951        352     905,599
Maine Municipal Bond Fund...     1,012,187     19,921     992,266
New Hampshire Bond Fund.....       279,230      1,514     277,716
Payson Balanced Fund........     3,721,355     76,300   3,645,055
Payson Value Fund...........     5,482,646     46,190   5,436,456

                                       29      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 1997 (unaudited)
--------------------------------------------------------------------------------

As of September 30, 1997, certain of the Funds have capital loss carryovers available to offset future capital gains as follows:

                                                                                     MAINE      NEW HAMPSHIRE
                                                         INVESTORS    TAXSAVER     MUNICIPAL         BOND
                                                         BOND FUND    BOND FUND    BOND FUND         FUND
                                                        -----------  -----------  -----------  ----------------
Carryovers expiring in 2003...........................  $        --   $      --    $      --      $   10,104
Carryovers expiring in 2004...........................           --          --       37,393              --
Carryovers expiring in 2005...........................      100,670       2,743           --              --

NOTE 6. CONCENTRATION OF RISK
The Maine Municipal Bond Fund and New Hampshire Bond Fund invest substantially all of their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The issuers' abilities to meet their obligations may be affected by Maine and Hew Hampshire economic or political developments.

                                       30      FORUM FUNDS-Registered Trademark-

[LOGO]

Manager
Forum Administrative Services, LLC

Transfer Agent
Forum Financial Corp.

Forum Funds
P.O. Box 446
Portland, ME 04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO SHAREHOLDERS AND
OTHERS WHO HAVE RECEIVED A COPY OF THE FORUM FUNDS' PROSPECTUS.